Investment in Master Trust	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
Investment in Master Trust [Line Items]
Investment in Master Trust
(3)	Investment in Master Trust

The Plan’s investments are held in the Diageo North America, Inc. Master Trust (“Master Trust”), which was established for the Plan and another Company sponsored defined contribution plan. Each defined contribution plan has a divided interest in the Master Trust. The assets of the Master Trust are held by Fidelity Management Trust Company (the “Trustee”). Investment income (loss) and administrative expenses relating to the Master Trust are allocated to the individual defined contribution plans based upon balances invested by each plan.

(4)	Master Trust Financial Information

The Plan’s specific interest in the Master Trust is credited or charged for contributions, transfers and benefit payments relating to its participants. Net appreciation (depreciation) in fair value of investments and income (loss) from investments are allocated to the Plan based on the Plan’s specific interest in the net assets of the Master Trust.

The following table presents the fair values of investments and other assets and liabilities of the Master Trust, and the Plan’s interest in the Master Trust, as of December 31, 2025 and 2024:

	December 31, 2025		December 31, 2024
		Plan’s Interest		Plan’s Interest
	Master Trust Balances	in Master Trust Balances	Master Trust Balances	in Master Trust Balances
Investments at fair value:
Mutual funds	$492,178,626	$477,607,770	$420,451,141	$408,185,999
Diageo common stock fund	7,178,745	7,028,436	11,048,269	10,871,556
Money market funds	21,576,089	20,731,955	19,461,529	18,725,767
Master Trust Net Assets, at fair value	$520,933,460	$505,368,161	$450,960,939	$437,783,322

Investment income of the Master Trust for the year ended December 31, 2025 is as follows:

Net appreciation in fair value of investments	$63,862,884
Interest and dividends	14,161,694
Total investment income	$78,024,578

(5)	Master Trust Investment Valuation and Income Recognition

Investments in the Master Trust are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Master Trust follows the fair value measurement guidance presented by GAAP for financial and nonfinancial assets and liabilities. This guidance defines fair value and provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1	Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.
Level 2	Inputs to the valuation methodology include:

●	Quoted prices for similar assets or liabilities in active markets;

●	Quoted prices for identical or similar assets or liabilities in inactive markets;

●	Inputs other than quoted prices that are observable for the asset or liability;

●	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3	Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

The following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.

Mutual funds: These investments are public investment vehicles valued using the Net Asset Value (“NAV”) provided by the administrator of the fund. The NAV is based on the value of the underlying assets owned by the fund, minus its liabilities, and then divided by the number of shares outstanding. The NAV is a quoted price in an active market.

Money market funds: Valued at the NAV of shares held by the Master Trust at year end.

Diageo common stock fund: Represents a unitized employer stock fund and it is comprised of the Company’s ADRs and a short term cash component valued at the closing price reported on the active market on which the individual securities are traded.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following table sets forth by level, within the fair value hierarchy, the Master Trust’s assets at fair value:

	Master Trust assets at fair value as of December 31, 2025
	Level 1	Total
Mutual funds	$492,178,626	$492,178,626
Money market funds	21,576,089	21,576,089
Diageo common stock fund	7,178,745	7,178,745
	$520,933,460	$520,933,460

	Master Trust assets at fair value as of December 31, 2024
	Level 1	Total
Mutual funds	$420,451,141	$420,451,141
Money market funds	19,461,529	19,461,529
Diageo common stock fund	11,048,269	11,048,269
	$450,960,939	$450,960,939

Purchases and sales of securities are recorded on a trade-date basis. Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis. Net appreciation (depreciation) in fair value of investments includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

The availability of observable market data is monitored to assess the appropriate classification of financial instruments within the fair value hierarchy. Changes in economic conditions or model-based valuation techniques may require the transfer of financial instruments from one fair value level to another.

The Plan evaluated the significance of transfers between levels based on the nature of the financial instruments and size of the transfer relative to total net assets available for benefits. For the years ended December 31, 2025 and 2024, there were no transfers in or out of Level 3.